Note 11 (Tables)	6 Months Ended
Jun. 30, 2022
Financial instruments designated at fair value through profit or loss [Abstract]
Financial Instruments Designated At Fair Value Through Profit Or Loss [Table Text Block]
The breakdown of the balance under these headings in the accompanying condensed consolidated balance sheets is as follows:

Financial assets and liabilities designated at fair value through profit or loss (Millions of Euros)
	Notes	June 2022	December 2021
ASSETS
Debt securities	6.2 / 7	1,003	1,092
LIABILITIES
Customer deposits		734	809
Debt certificates issued		2,882	3,396
Other financial liabilities: Unit-linked products		6,262	5,479
Total liabilities	7	9,878	9,683